CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents ($8 and $47 related to consolidated VIEs, respectively)	$ 5,066,000	$ 15,045,000
Restricted cash	13,083,000	49,679,000
Loans held for investment ($483,572 and $848,224 related to consolidated VIEs, respectively)	1,174,391,000	1,462,584,000
Other assets ($2,695 and $3,438 of interest receivable related to consolidated VIEs, respectively; $35,607 and $18,352 of other receivables related to consolidated VIEs, respectively)	53,191,000	39,959,000
Assets of discontinued operations held for sale	133,251,000	294,888,000
Total assets	1,378,982,000	1,862,155,000
LIABILITIES
Secured funding agreements	522,775,000	552,799,000
Secured term loan	69,762,000
Convertible notes		67,414,000
Commercial mortgage-backed securitization debt (consolidated VIE)	61,815,000	217,495,000
Collateralized loan obligation securitization debt (consolidated VIE)	192,528,000	305,734,000
Due to affiliate	2,424,000	2,432,000
Dividends payable	7,152,000	7,147,000
Other liabilities ($299 and $498 of interest payable related to consolidated VIEs, respectively)	14,507,000	10,675,000
Liabilities of discontinued operations held for sale	51,531,000	217,573,000
Total liabilities	922,494,000	1,381,269,000
Commitments and contingencies (Note 8)
EQUITY
Common stock, par value $0.01 per share, 450,000,000 shares authorized at December 31, 2015 and December 31, 2014, 28,609,650 and 28,586,915 shares issued and outstanding at December 31, 2015 and December 31, 2014, respectively	284,000	284,000
Additional paid-in capital	421,179,000	420,344,000
Accumulated deficit	(11,992,000)	(17,674,000)
Total stockholders' equity	409,471,000	402,954,000
Non-controlling interests in consolidated VIEs	47,017,000	77,932,000
Total equity	456,488,000	480,886,000
Total liabilities and equity	$ 1,378,982,000	$ 1,862,155,000